Offerings	Nov. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	287,500
Proposed Maximum Offering Price per Unit	4.00
Maximum Aggregate Offering Price	$ 1,150,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 158.81
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

It includes additional Class A common stock that the underwriters have the option to purchase to cover over-allotments, if any.

Pursuant to Rule 416 under the Securities Act, this registration statement also includes any additional shares of common stock as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

By filing the Registration Statement, the Registrant carried forward the securities from a Registration Statement on Form S-1 (File No. 333-283405) (the “Initial Registration Statement”) all of the securities registered in the Initial Registration Statement with the offering amount of US$5,750,000, and registered new securities as described herein.

Pursuant to Rule 416 under the Securities Act, this registration statement also includes any additional shares of common stock as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	1,437,500
Maximum Aggregate Offering Price	$ 5,750,000.00
Carry Forward Form Type	S-1
Carry Forward File Number	333-283405
Carry Forward Initial Effective Date	Aug. 12, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 4,225.56
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

It includes additional Class A common stock that the underwriters have the option to purchase to cover over-allotments, if any.

Pursuant to Rule 416 under the Securities Act, this registration statement also includes any additional shares of common stock as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

By filing the Registration Statement, the Registrant carried forward the securities from a Registration Statement on Form S-1 (File No. 333-283405) (the “Initial Registration Statement”) all of the securities registered in the Initial Registration Statement with the offering amount of US$5,750,000, and registered new securities as described herein.

Pursuant to Rule 416 under the Securities Act, this registration statement also includes any additional shares of common stock as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.